Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2023
Basis of Presentation and General Information [Abstract]
Vessel Owning Subsidiaries
Consolidated vessel owning subsidiaries:

Company		Country of incorporation	Date of incorporation	Vessel Name	DWT	Year Built	Delivery date to Vessel owning company
1	Gamora Shipping Co. (“Gamora”)	Marshall Islands	01/13/2021	M/T Wonder Sirius	115,341	2005	March 22, 2021
2	Starlord Shipping Co. (“Starlord”)	Marshall Islands	04/15/2021	M/T Wonder Vega	106,062	2005	May 21, 2021
3	Hawkeye Shipping Co. (“Hawkeye”)	Marshall Islands	04/27/2021	M/T Wonder Avior	106,162	2004	May 27, 2021
4	Vision Shipping Co. (“Vision”)	Marshall Islands	04/27/2021	M/T Wonder Mimosa	36,718	2006	May 31, 2021
5	Colossus Shipping Co. (“Colossus”)	Marshall Islands	04/27/2021	M/T Wonder Musica	106,290	2004	June 15, 2021
6	Xavier Shipping Co. (“Xavier”)	Marshall Islands	04/27/2021	M/T Wonder Formosa	36,660	2006	June 22, 2021
7	Zatanna Shipping Co. (“Zatanna”)	Marshall Islands	05/02/2023	LPG Dream Terrax	4,743	2020	May 26, 2023
8	Starfire Shipping Co. (“Starfire”)	Marshall Islands	05/02/2023	LPG Dream Arrax	4,753	2015	June 14, 2023

Non-Vessel Owning Subsidiaries
Consolidated non-vessel owning subsidiaries:

1	Toro RBX Corp. (“Toro RBX”) (1)
2	Elektra Shipping Co. (“Elektra”) (2)
3	Rocket Shipping Co. (“Rocket”) (3)
4	Drax Shipping Co. (“Drax”) (4)

(1)	Incorporated under the laws of the Marshall Islands on October 3, 2022, this entity serves as the cash manager of the Company’s subsidiaries with effect from March 7, 2023.
(2)
Incorporated under the laws of the Marshall Islands on April 27, 2021, no longer owns any vessel following the sale of the M/T Wonder Arcturus on May 9, 2022, for a gross sale price of $13.15 million and delivery of such vessel to an unaffiliated third-party on July 15, 2022.

(3)
Incorporated under the laws of the Marshall Islands on January 13, 2021, no longer owns any vessel following the sale of the M/T Wonder Polaris on May 18, 2023, for a gross sale price of $34.5 million and delivery of such vessel to an unaffiliated third-party on June 26, 2023.

(4)
Incorporated under the laws of the Marshall Islands on November 22, 2021, no longer owns any vessel following the sale of the M/T Wonder Bellatrix on May 12, 2023, for a gross sale price of $37.0 million and delivery of such vessel to an unaffiliated third-party on June 22, 2023.

Subsidiaries Formed to Acquire Vessels
Consolidated subsidiaries formed to acquire vessels:

1	Cyborg Shipping Co. (“Cyborg”) (1)
2	Nightwing Shipping Co. (“Nightwing”) (2)

(1)
Incorporated under the laws of the Marshall Islands on May 2, 2023, this entity is formed to acquire a 2015 Japanese-built 5,000 cbm LPG carrier from an unaffiliated third party for a purchase price of $17.0 million (Note 5).

(2)
Incorporated under the laws of the Marshall Islands on May 2, 2023, this entity is formed to acquire a 2015 Japanese-built 5,000 cbm LPG carrier from an unaffiliated third party for a purchase price of $17.0 million (Note 5).